Nuveen Global Real Estate Securities Fund
Portfolio of Investments    September 30, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.3%
	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 82.6%
	Diversified – 9.3%
39,287	Abacus Property Group, , (2)	$103,976
7	Activia Properties Inc, , (2)	35,760
1,740	Alexander & Baldwin Inc,	42,647
2,080	American Assets Trust Inc,	97,219
6,369	Charter Hall Long Wale REIT, , (2)	24,640
66	Cofinimmo SA,	9,294
6,497	Cominar Real Estate Investment Trust,	64,585
115,247	Cromwell European Real Estate Investment Trust,	63,435
2	Daiwa House REIT Investment Corp, , (2)	5,627
1,533	Empire State Realty Trust Inc,	21,876
44	Essential Properties Realty Trust Inc,	1,008
1,769	Gecina SA, , (2)	277,950
124,536	Goodman Property Trust, , (2)	172,778
68,938	GPT Group, , (2)	286,672
11	Heiwa Real Estate REIT Inc, , (2)	14,162
104	Hulic Reit Inc, , (2)	191,217
17	Kenedix Office Investment Co, , (2)	134,330
3,142	Lexington Realty Trust,	32,205
2,396	Liberty Property Trust,	122,987
39,444	LondonMetric Property PLC,	105,435
113,070	LXI REIT plc,	181,011
80,321	Mirvac Group, , (2)	165,932
148	Star Asia Investment Corp, , (2)	159,767
35,904	Stride Property Group, , (2)	52,152
131,884	Sunlight Real Estate Investment Trust, , (2)	88,148
14	Tokyu REIT Inc, , (2)	26,640
19,060	VEREIT Inc,	186,407
562	WP Carey Inc,	50,299
	Total Diversified	2,718,159
	Health Care – 9.0%
1,729	Aedifica SA, , (2)	200,045
1,230	CareTrust REIT Inc,	28,911
8,972	HCP Inc,	319,672
5,902	Healthcare Realty Trust Inc,	197,717
1,278	Healthcare Trust of America Inc,	37,548

Nuveen Global Real Estate Securities Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Health Care (continued)
7,971	Medical Properties Trust Inc,	$155,913
1,302	National Health Investors Inc,	107,272
23,653	NorthWest Healthcare Properties Real Estate Investment Trust,	210,134
3,577	Omega Healthcare Investors Inc,	149,483
47,086	Parkway Life Real Estate Investment Trust, , (2)	106,645
34,895	Primary Health Properties PLC,	56,892
6,597	Ventas Inc,	481,779
6,442	Welltower Inc,	583,967
	Total Health Care	2,635,978
	Hotels – 1.1%
4,927	Host Hotels & Resorts Inc.,	85,188
1,968	MGM Growth Properties LLC,	59,138
242	Pebblebrook Hotel Trust,	6,732
12,851	Sunstone Hotel Investors Inc.,	176,573
	Total Hotels	327,631
	Industrial – 13.2%
4,576	Americold Realty Trust,	169,632
13,168	Ascendas Real Estate Investment Trust, , (2)	29,739
20,445	Centuria Industrial REIT, , (2)	44,593
2,565	Deutsche Industrie REIT AG,	48,086
1,420	Dream Industrial Real Estate Investment Trust,	14,180
16,840	Duke Realty Corp,	572,055
737	EastGroup Properties Inc,	92,140
117,801	ESR-REIT, , (2)	45,192
1,314	First Industrial Realty Trust Inc,	51,982
263,843	Frasers Logistics & Industrial Trust, , (2)	236,712
160	GLP J-Reit,	212,199
29,761	Goodman Group, , (2)	284,866
1,196	Granite Real Estate Investment Trust,	57,911
112	LaSalle Logiport REIT, , (2)	160,435
83,727	Mapletree Industrial Trust, , (2)	147,208
26,750	Mapletree Logistics Trust, , (2)	31,358
1,033	Montea CVA,	87,484
18	Nippon Prologis REIT Inc, , (2)	49,358
10,101	Prologis Inc,	860,807
1,457	Rexford Industrial Realty Inc,	64,137
7,694	Segro PLC, , (2)	76,705
5,540	STAG Industrial Inc,	163,319
6,031	Summit Industrial Income REIT,	59,771
2,283	Terreno Realty Corp,	116,638

Shares	Description (1)	Value
	Industrial (continued)
105,118	Warehouse Reit PLC,	$134,418
4,077	WPT Industrial Real Estate Investment Trust,	57,689
	Total Industrial	3,868,614
	Mortgage – 0.3%
2,371	Blackstone Mortgage Trust Inc,	85,000
	Office – 11.4%
2,071	Alexandria Real Estate Equities Inc,	319,017
1,068	Allied Properties Real Estate Investment Trust,	43,184
2,659	Boston Properties Inc,	344,766
39,199	Centuria Metropolitan REIT, (WI/DD), (3)	80,430
32,095	Champion REIT, , (2)	20,768
4,298	COIMA RES SpA,	39,351
1,222	Corporate Office Properties Trust,	36,391
1,872	Cousins Properties Inc,	70,369
12	Daiwa Office Investment Corp, , (2)	93,178
47,196	Dexus, , (2)	380,151
2,923	Douglas Emmett Inc,	125,192
652	Equity Commonwealth,	22,331
12,600	GDI Property Group,	12,927
3,621	Hudson Pacific Properties Inc,	121,159
210	Ichigo Office REIT Investment,	218,497
4,182	Intervest Offices & Warehouses NV, , (2)	120,100
263	Invesco Office J-Reit Inc, , (2)	52,326
85	Japan Excellent Inc, , (2)	138,766
4,602	JBG SMITH Properties,	180,444
1,653	Kilroy Realty Corp,	128,752
1,460	Mack-Cali Realty Corp,	31,624
21	Mori Hills REIT Investment Corp, , (2)	33,346
11	Mori Trust Sogo Reit Inc,	19,716
46	Nippon Building Fund Inc, , (2)	353,425
1,399	NSI NV,	60,460
21	One REIT Inc, , (2)	61,674
36,586	Precinct Properties New Zealand Ltd, , (2)	42,741
2,466	Vornado Realty Trust,	157,010
2,960	Workspace Group PLC,	35,030
	Total Office	3,343,125
	Residential – 16.6%
1,505	American Campus Communities Inc.,	72,360
10,069	American Homes 4 Rent, Class A,	260,686

Nuveen Global Real Estate Securities Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Residential (continued)
5,496	Apartment Investment & Management Co, Class A,	$286,561
2,658	AvalonBay Communities Inc.,	572,347
2,096	Boardwalk Real Estate Investment Trust,	70,260
4,777	Camden Property Trust,	530,295
7,233	Canadian Apartment Properties REIT,	297,378
3,072	Equity LifeStyle Properties Inc.,	410,419
2,376	Equity Residential,	204,954
1,014	Essex Property Trust Inc.,	331,223
493	European Residential Real Estate Investment Trust,	1,738
10,547	InterRent Real Estate Investment Trust,	130,240
294	Investors Real Estate Trust,	21,953
5,139	Invitation Homes Inc.,	152,166
105,906	Irish Residential Properties REIT PLC, , (3)	198,313
53	Kenedix Residential Next Investment Corp,	104,505
1,863	Mid-America Apartment Communities Inc.,	242,209
33	Nippon Accommodations Fund Inc, , (2)	205,556
1,396	Sun Communities Inc.,	207,236
4,348	UDR Inc.,	210,791
27,353	UNITE Group PLC, , (2)	367,024
	Total Residential	4,878,214
	Retail – 9.5%
2,832	Acadia Realty Trust,	80,938
1,026	Agree Realty Corp,	75,052
4	Alexander's Inc,	1,394
1	Altarea SCA, , (2)	206
6,025	CT Real Estate Investment Trust,	68,352
982	Federal Realty Investment Trust,	133,689
39,730	Fortune Real Estate Investment Trust, , (2)	45,495
62,614	Frasers Centrepoint Trust, , (2)	124,184
91,808	IGB Real Estate Investment Trust, , (2)	44,734
10	Kenedix Retail REIT Corp, , (2)	25,053
52,659	Link REIT, , (2)	580,874
7,022	National Retail Properties Inc,	396,041
4,807	Realty Income Corp,	368,601
3,585	Regency Centers Corp,	249,122
3,454	Simon Property Group Inc,	537,615
3,328	Viva Energy REIT, , (2)	6,401

Shares	Description (1)	Value
	Retail (continued)
1,319	Weingarten Realty Investors,	$38,422
	Total Retail	2,776,173
	Specialized – 12.2%
581	American Tower Corp,	128,477
2,534	ARGAN SA,	182,288
851	CoreSite Realty Corp,	103,694
51	Crown Castle International Corp,	7,090
7,346	CubeSmart,	256,375
308	CyrusOne Inc,	24,363
3,037	Digital Realty Trust Inc,	394,233
818	EPR Properties,	62,871
1,200	Equinix Inc,	692,160
1,352	Extra Space Storage Inc.,	157,941
5,111	Four Corners Property Trust Inc,	144,539
132,553	Keppel DC REIT, , (2)	183,296
679	Life Storage Inc.,	71,573
2,902	Public Storage,	711,774
232	QTS Realty Trust Inc,	11,927
25,200	Safestore Holdings PLC,	207,132
394	SBA Communications Corp,	95,013
7,145	VICI Properties Inc,	161,834
	Total Specialized	3,596,580
	Total Real Estate Investment Trust Common Stocks (cost $21,343,885)	24,229,474

Shares	Description (1)	Value
	COMMON STOCKS – 15.7%
	Diversified Telecommunication Services – 0.6%
1,539	Cellnex Telecom SA, (2), (3)	$63,566
6,821	Infrastrutture Wireless Italiane SpA	70,777
73,212	Telesites SAB de CV, (3)	48,415
	Total Diversified Telecommunication Services	182,758
	Health Care Providers & Services – 0.1%
1,194	Sienna Senior Living Inc	17,168
	IT Services – 1.1%
2,908	InterXion Holding NV, (3)	236,886
24,158	NEXTDC Ltd, (2), (3)	100,549
	Total IT Services	337,435
	Real Estate Management & Development – 13.9%
9,322	ADLER Real Estate AG, (2)	117,441

Nuveen Global Real Estate Securities Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Real Estate Management & Development (continued)
117,570	Ayala Land Inc, (2)	$112,209
4,989	CA Immobilien Anlagen AG	176,999
37,489	CapitaLand Ltd, (2)	95,828
3,878	Catena AB, (2)	127,185
91	Cibus Nordic Real Estate AB, (3)	1,350
26	City Developments Ltd, (2)	185
15,845	CK Asset Holdings Ltd, (2)	107,351
58,683	Corp Inmobiliaria Vesta SAB de CV	90,044
2,796	Deutsche Wohnen SE, (2)	102,064
5,022	Entra ASA, (2)	78,766
11,844	Fabege AB, (2)	195,111
2,122	Fastighets AB Balder, (2), (3)	80,334
21,373	Godewind Immobilien AG, (3)	98,307
3,842	Hemfosa Fastigheter AB, (2)	38,902
3,595	Kennedy-Wilson Holdings Inc	78,802
1,775	Kojamo Oyj	29,059
4,622	Kungsleden AB, (2)	41,965
205,116	Land & Houses PCL, (2), (3)	64,966
3,379	LEG Immobilien AG, (2)	386,671
8,825	Mitsubishi Estate Co Ltd, (2)	170,645
9,521	Mitsui Fudosan Co Ltd, (2)	236,950
35,492	New World Development Co Ltd, (2)	46,092
692	PSP Swiss Property AG, (2)	87,858
320	Sino Land Co Ltd, (2)	481
215,287	Sirius Real Estate Ltd	200,647
7,251	Sumitomo Realty & Development Co Ltd, (2)	276,815
20,093	Sun Hung Kai Properties Ltd, (2)	288,751
10,022	TAG Immobilien AG, (2)	228,707
5,258	TLG Immobilien AG	142,987
3,846	VIB Vermoegen AG	116,955
4,923	Vonovia SE, (2)	249,769
	Total Real Estate Management & Development	4,070,196
	Total Common Stocks (cost $4,409,321)	4,607,557

Shares	Description (1)	Value
	REAL ESTATE INVESTMENT TRUST COMMON STOCKS RIGHTS – 0.0%
	Industrial – 0.0%
3,416	ESR-REIT, (2)	$45
	Specialized – 0.0%
2,829	Keppel DC REIT, (2)	409
	Total Real Estate Investment Trust Common Stocks Rights (cost $0)	454
	Total Long-Term Investments (cost $25,753,206)	28,837,485

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.6%
	REPURCHASE AGREEMENTS – 2.6%
$759	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/19, repurchase price $758,932, collateralized $670,000, U.S. Treasury Bonds, 2.875%, due 5/15/43, value $775,224	0.850%	10/01/19	$758,914
	Total Short-Term Investments (cost $758,914)			758,914
	Total Investments (cost $26,512,120) – 100.9%			29,596,399
	Other Assets Less Liabilities – (0.9)%			(268,824)
	Net Assets – 100%			$29,327,575
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Global Real Estate Securities Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Tem Investments:
Real Estate Investment Trust Common Stocks	$18,197,569	$6,031,905	$ —	$24,229,474
Common Stocks	1,308,396	3,299,161	—	4,607,557
Real Estate Investment Trust Common Stocks Rights	—	454	—	454
Short-Term Investments:
Repurchase Agreements	—	758,914	—	758,914
Total	$19,505,965	$10,090,434	$ —	$29,596,399

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
REIT	Real Estate Investment Trust
WI/DD	Purchased on a when-issued or delayed delivery basis.